Note 7 - Stockholders' Equity and Common Stock Warrants (Details Textual) - shares	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Class of Warrant or Rights, Expired	23,639	18,077	1,071